Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of customer revenue recognition (external revenue)

	NextGel			Procaps Colombia			CAN			CASAND
Year 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	243,035	(120,061)	122,974	148,270	(404)	147,866	75,663	(24,165)	51,498	96,324	(17,108)	79,216
Contribution margin [1]	50,138	(3,791)	46,347	43,575	14	43,589	13,029	(175)	12,854	27,081	16,735	43,816

	Diabetrics			Corporate			Total
Year 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	40,102	(17,908)	22,194	—	—	—	603,394	(179,646)	423,748
Contribution margin [1]	212	(969)	(757)	(19,144)	16,203	(2,941)	114,891	28,017	142,908
Administrative expenses	—	—	—	98,279	—	98,279	98,279	—	98,279
Finance expenses	—	—	—	26,123	—	26,123	26,123	—	26,123
Other expenses	—	—	—	(27,454)	—	(27,454)	(27,454)	—	(27,454)
Income (loss) before tax							17,943	28,017	45,960

	NextGel			Procaps Colombia			CAN			CASAND
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	253,467	(131,100)	122,367	145,275	(2,985)	142,290	77,306	(22,461)	54,845	80,043	(17,062)	62,981
Contribution margin [1]	66,752	(14,307)	52,445	44,594	156	44,750	18,681	(1,861)	16,820	14,602	14,869	29,471

	Diabetrics			Corporate			Total
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	34,466	(13,746)	20,720	—	—	—	590,557	(187,354)	403,203
Contribution margin [1]	2,965	116	3,081	38	(4,484)	(4,446)	147,632	(5,511)	142,121
Administrative expenses	—	—	—	104,686	—	104,686	104,686	—	104,686
Finance expenses	—	—	—	(37,926)	—	(37,926)	(37,926)	—	(37,926)
Other expenses	—	—	—	27,622	—	27,622	27,622	—	27,622
Income (loss) before tax							53,250	(5,511)	47,739

	NextGel			Procaps Colombia			CAN			CASAND
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	241,563	(122,557)	119,006	156,850	(1,493)	155,357	64,198	(16,633)	47,565	67,605	(14,276)	53,329
Contribution margin [1]	66,679	(12,573)	54,106	51,431	490	51,921	18,767	(231)	18,536	9,949	11,754	21,703

	Diabetrics			Corporate			Total
Year 2021	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	47,622	(19,140)	28,482	—	—	—	577,838	(174,099)	403,739
Contribution margin [1]	6,981	(133)	6,848	(3,469)	(547)	(4,016)	150,338	(1,240)	149,098
Administrative expenses	—	—	—	83,175	—	83,175	83,175	—	83,175
Finance expenses	—	—	—	78,839	—	78,839	78,839	—	78,839
Other expenses	—	—	—	80,985	—	80,985	80,985	—	80,985
Income (loss) before tax							(92,661)	(1,240)	(93,901)
[1]Contribution Margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Schedule of basis of geographical segments
In presenting the geographic information, segment revenue is based on the geographical location of the customers.

	For the year ended December 31
	2023	2022	2021
South America	293,458	275,767	280,699
Central America	83,493	83,006	68,194
North America	39,026	34,237	46,330
Europe	7,771	10,193	8,516
Total	423,748	403,203	403,739